Share Based Compensation (PSU Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement, Performance Shares [Line Items]
Performance shares, compensation cost accrued	$ 8,759,000	$ 5,350,000
Performance Share Units [Member}
Share-based Compensation Arrangement, Performance Shares [Line Items]
Peformance shares, expense (recovery)	4,005,000	1,490,000
Performance shares, unrecognized compensation cost	4,045,000	4,834,000
Performance shares, compensation cost accrued	$ 8,759,000	$ 5,350,000